Acquisition of Interest and Control - Schedule of the provisional balances of assets acquired and liabilities assumed on the acquisition date (Details) - BRL (R$) R$ in Thousands						1 Months Ended	12 Months Ended
		Dec. 01, 2025	Nov. 17, 2025	Sep. 01, 2024	Sep. 01, 2023	May 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Aug. 31, 2023	Jul. 01, 2023
Net cash outflow resulting from the acquisition
Net cash consumed on investments acquisition							R$ (1,213,510)	R$ (522)	R$ (3,100)
Terminal de Combustíveis Paulínia S.A. (“Opla”) [member]
Liabilities
Goodwill based on expected future profitability							117,306	117,306
Goodwill based on expected future profitability							117,306	R$ 117,306
Ultracargo Logística S.A. | Terminal de Combustíveis Paulínia S.A. (“Opla”) [member]
Assets
Cash and cash equivalents												R$ 3,248
Trade receivables												6,107
Recoverable taxes												402
Other receivables and other assets												1,057
Property, plant and equipment, net												248,951
Intangible assets, net												10,441
Liabilities
Loans and financing												44,568
Trade payables												911
Salaries and related charges												1,430
Taxes payable, income and social contribution taxes payable												13,974
Other payables												23,743
Fair value of assets and liabilities according to Ultracargo's interest												92,790
Goodwill based on expected future profitability										R$ 117,306		117,306
Acquisition value												210,096
Fair value of investee’s assets and liabilities												185,580
Goodwill based on expected future profitability										R$ 117,306		117,306
Acquisition value												R$ 210,096
Ultracargo Logística S.A. | Hidrovias do Brasil S.A. [member]
Assets
Cash and cash equivalents						R$ 1,155,510
Bonds and other securities						1,171
Trade receivables						119,082
Inventories						168,889
Recoverable taxes						198,360
Prepaid expenses						65,607
Related parties						5,825
Other receivables						137,093
Assets of subsidiaries held for sale						736,540
Escrow deposits						67,375
Deferred tax assets						74,730
Other investments						121,710
Right-of-use assets, net						331,202
Property, plant and equipment, net						4,419,200
Intangible assets, net						912,191
Derivative instruments						6,270
Liabilities
Loans and financing						3,331,412
Trade payables						104,490
Salaries and related charges						46,246
Taxes payable, income and social contribution taxes payable						126,869
Deferred tax liabilities						581,271
Legal claims						36,962
Advances from customers						7,365
Leases payable						286,778
Other payables						119,491
Liabilities of subsidiaries held for sale						500,708
Derivative instruments						52,643
Goodwill based on expected future profitability						341,084	341,084
Non-controlling interests	[1]					1,658,270
Acquisition value						2,009,334
Assets acquired						4,273,159
Liabilities assumed						(2,604,909)
Goodwill based on expected future profitability						341,084	R$ 341,084
Acquisition value						2,009,334
Reversal of the non-cash effect of the acquisition
Gain on acquisition of control of associate						(113,655)
Share of profit (loss) of subsidiaries, joint ventures and associates before acquisition of control						148,518
Acquisition value - cash						2,044,197
Comprised by
Cash						2,044,197
Net cash outflow resulting from the acquisition
Cash and cash equivalents acquired						(1,155,510)
Net cash consumed on investments acquisition						R$ 888,687
Cia Ultragaz [member] | WTZ Participações S.A. [Member]
Assets
Cash and cash equivalents				R$ 5,399
Trade receivables				33,168
Recoverable taxes				3,036
Prepaid expenses				170
Other receivables				306
Other investments				5
Property, plant and equipment, net				1,684
Intangible assets, net				19,504
Derivative instruments				209,348
Liabilities
Loans and financing				68
Trade payables				27,541
Salaries and related charges				2,211
Taxes payable, income and social contribution taxes payable				80,918
Other payables				3,221
Goodwill based on expected future profitability				42,260
Non-controlling interests				76,633
Acquisition value				124,288
Assets acquired				140,945
Liabilities assumed				58,917
Goodwill based on expected future profitability				42,260
Acquisition value				124,288
Reversal of the non-cash effect of the acquisition
Acquisition value - cash				55,000
Comprised by
Cash				55,000
Acquisition of ownership interest via capital contribution (as non-controlling interests)				23,904
Contingent consideration settled				45,115
Total consideration				124,288
Net cash outflow resulting from the acquisition
Initial consideration in cash				55,000
Contingent consideration to be settled				269
Cash and cash equivalents acquired				5,399
Net cash consumed on investments acquisition				R$ 94,985
Ultrapar Mobilidade Ltda. | Serra Diesel Transportador Revendedor Retalhista Ltda. [member]
Assets
Cash and cash equivalents					R$ 1,719
Trade receivables					28,475
Inventories					9,128
Recoverable taxes					2,551
Other receivables					55
Other investments					298
Right-of-use assets, net					25,500
Property, plant and equipment, net					41,938
Intangible assets, net					11,634
Liabilities
Loans and financing					17,337
Trade payables					26,965
Salaries and related charges					1,933
Taxes payable, income and social contribution taxes payable					376
Leases payable					25,500
Other payables					8,194
Goodwill based on expected future profitability					1,413						R$ 1,413
Non-controlling interests					16,397
Acquisition value					26,009
Assets acquired					72,779
Liabilities assumed					48,183
Goodwill based on expected future profitability					1,413						R$ 1,413
Acquisition value					26,009
Reversal of the non-cash effect of the acquisition
Acquisition value - cash					5,000
Comprised by
Cash					5,000
Acquisition of ownership interest via capital contribution (as non-controlling interests)					16,193
Contingent consideration settled					(4,816)
Total consideration					26,009
Net cash outflow resulting from the acquisition
Initial consideration in cash					(5,000)
Contingent consideration to be settled					4,816
Cash and cash equivalents acquired					1,720
Net cash consumed on investments acquisition					R$ (8,096)
Neodiesel Ltda. [member] | Petrovila Combustíveis S.A. [member]
Assets
Cash and cash equivalents		R$ 23,865
Trade receivables		30,310
Inventories		1,546
Recoverable taxes		33,353
Prepaid expenses		116
Other receivables		246
Right-of-use assets, net		729
Property, plant and equipment, net		25,982
Liabilities
Loans and financing		11,482
Trade payables		39,032
Salaries and related charges		1,445
Taxes payable, income and social contribution taxes payable		68
Leases payable		811
Other payables		1,201
Goodwill based on expected future profitability		34,934
Non-controlling interests		24,843
Acquisition value		72,199
Assets acquired		69,688
Liabilities assumed		32,423
Goodwill based on expected future profitability		34,934
Acquisition value		72,199
Comprised by
Acquisition of ownership interest via capital contribution (as non-controlling interests)		50,000
Total consideration		72,199
Net cash outflow resulting from the acquisition
Initial consideration in cash		(50,000)
Contingent consideration to be settled		22,199
Cash and cash equivalents acquired		23,865
Net cash consumed on investments acquisition		R$ (26,135)
Neodiesel Ltda. [member] | Neoagro Diesel S.A. [member]
Assets
Cash and cash equivalents			R$ 3,000
Property, plant and equipment, net			9,747
Liabilities
Goodwill based on expected future profitability			62,833
Non-controlling interests			5,099
Acquisition value			70,481
Assets acquired			7,648
Liabilities assumed			0
Goodwill based on expected future profitability			62,833
Acquisition value			70,481
Reversal of the non-cash effect of the acquisition
Acquisition value - cash			28,892
Comprised by
Cash			28,892
Acquisition of ownership interest via capital contribution (as non-controlling interests)			11,023
Total consideration			70,481
Net cash outflow resulting from the acquisition
Initial consideration in cash			(39,915)
Contingent consideration to be settled			30,566
Cash and cash equivalents acquired			3,000
Net cash consumed on investments acquisition			R$ (36,915)

[1]	The non-controlling interest is determined based on the net value of assets and liabilities on the acquisition date, considering the proportion of 49.85%.